Investment securities - Maturities of amortized costs/FV/Avg yield (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 8
Due from 1 to 5 years, amortized cost	285
Due from 5 to 10 years, amortized cost	711
Total, amortized cost, before allowance for credit losses	1,004	SFr 952
Due within 1 year, fair value	8
Due from 1 to 5 years, fair value	251
Due from 5 to 10 years, fair value	595
Total, fair value	SFr 854	796
Due within 1 year, average yield (as a percent)	0.53%
Due from 1 to 5 years, average yield (as a percent)	0.14%
Due from 5 to 10 years, average yield (as a percent)	0.70%
Total, average yield (as a percent)	0.54%
Debt Securities Available-for-Sale Financing Receivable, Accrued Interest, Before Allowance for Credit Loss	SFr 4	SFr 1